OCC CASH RESERVES

                                January 10, 2000

                                                  OCC Cash Reserves
                                                  1345 Avenue of the Americas
                                                  New York, N.Y. 10105

                                                  Taxable:
                                                  Primary Portfolio
                                                  Government Portfolio

                                                  Tax-Exempt:
                                                  General Municipal Portfolio
                                                  California Municipal Portfolio
                                                  New York Municipal Portfolio

                                                  For more information or
                                                  assistance with your account
                                                  please call:
                                                  1-800-401-6672



Dear Shareholder:

We are pleased to report on the investment activities of OCC Cash Reserves (the "Fund") for the fiscal year ended November 30, 1999.

During the twelve months ended November 30, 1999, the Fund's portfolios continued to meet their objectives of providing safety of principal, liquidity and maximum current income through investments in taxable and tax-exempt money market securities. Detailed information for each of the Fund's five portfolios is presented in the Investment Review and financial statements that follow.

Since our last report to shareholders in the summer of 1999, the Federal Reserve (the "Fed") raised the Federal Funds Rate from 5.0% to 5.5%, the third increase this year, offsetting 1998's three interest rate reductions. The Fed's caution resulted from strong global and domestic economic conditions and the implied threat of rising inflation. The Fed is determined to keep inflation under control and higher interest rates should eventually slow economic growth. So far, however, the economy remains brisk while inflation remains remarkably tame. If the domestic economy continues to grow rapidly and wage pressures build, we expect that the Fed will raise interest rates again in 2000. In the meantime, investors in money market funds are earning higher yields.

Regardless of what the Fed may do in the future, OpCap Advisors will continue to seek to provide after-tax income in excess of the rate of inflation while preserving our shareholders' capital.

We at the Fund and OpCap Advisors, the investment adviser to the Fund, want to thank you for your support and look forward to continuing to serve your money market fund needs.



                                                     Sincerely,

                                                     /s/ Joseph M. LaMotta

                                                     Joseph M. LaMotta
                                                     President

--------------------------------------------------------------------------------
INVESTMENT REVIEW
--------------------------------------------------------------------------------

Primary Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Primary Portfolio invests in a range of high-quality securities: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; U.S. dollar-denominated certificates of deposit and bankers' acceptances; interest-bearing time deposits; domestic or foreign commercial paper of prime quality and participation interests in loans of equivalent quality extended by banks to such companies; and repurchase agreements that are collateralized in full each day by U.S. Government securities.

Annual Review

During the fiscal year ended November 30, 1999, the daily dividends of the Primary Portfolio averaged 4.32% on an annual basis or 4.41% compounded monthly. At fiscal year-end, the Portfolio had a seven-day compounded yield of 4.91%, up from 4.55% at the beginning of the year. The average maturity of the Portfolio during the year ranged from a low of 47 days to a high of 74 days and on November 30, 1999, it was 48 days.

Government Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Government Portfolio invests in: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; and repurchase agreements that are collateralized in full each day by such securities.

Annual Review

The Government Portfolio's daily dividend averaged 4.09% on an annual basis or 4.17% compounded monthly for the fiscal year. On November 30, 1999, the seven-day compounded yield of the Portfolio was 4.60%, up from 4.21% at November 30, 1998. The average maturity of the Portfolio during the year ranged from 37 days to 66 days. On November 30, 1999, it was 52 days.

General Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal income taxes, from investments in a diversified portfolio of high-grade municipal money market securities. Types of investments include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

Annual Review

Daily dividends of the General Municipal Portfolio averaged 2.26% on an annual basis and 2.29% compounded monthly during the fiscal year ended November 30, 1999. For an investor not subject to the alternative minimum tax in the top federal income tax bracket of 39.6%, the effective compounded monthly yield was equivalent to a taxable return of 3.79%. The seven-day compounded yield on November 30, 1999 was 2.81% compared with the beginning of the fiscal year when it was 2.43%. Average maturity for the Portfolio ranged from 35 days to 80 days and on November 30, 1999, it was 60 days.

California Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal and California personal income taxes, from investments in a diversified portfolio of high-grade municipal money market securities. The California municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in the foregoing.

Annual Review

For the year ended November 30, 1999, the daily dividend averaged 2.04% on an annual basis and 2.06% compounded monthly. For a person not subject to the alternative minimum tax in the top federal and California income tax brackets of 39.6% and 9.3%, respectively, the monthly compounded return would be equivalent to a taxable return of 3.76%. During the twelve months ended November 30, 1999, the seven-day compounded yield increased from 2.07% to 2.48%. The average maturity of the securities in the Portfolio ranged from 27 days to 69 days and was 53 days on November 30, 1999.

New York Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal, New York State and New York City income taxes, from investments in a portfolio of high-grade municipal money market securities. The New York municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

Annual Review

During the year ended November 30, 1999, the daily dividends of the Portfolio averaged 2.14% on an annual basis and 2.16% compounded monthly. This was equivalent to an effective taxable yield of 3.97% for a person not subject to the alternative minimum tax in the top federal, New York State and New York City tax brackets of 39.6%, 6.85% and 3.8276%, respectively. The seven-day compounded yield increased from 2.18% to 2.69% in the twelve months ended November 30, 1999. The average maturity of the Portfolio ranged between 27 days to 64 days. On November 30, 1999, it stood at 46 days.

November 30, 1999
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

-----------------
PRIMARY PORTFOLIO
-----------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
U.S. Government Agencies--5.9%
  $38,000 Federal Home Loan Bank,
             5.00%, 2/11/00 ....................................... $ 38,000,000
   29,713 Federal Home Loan Mortgage
             Corporation, 5.45%, 12/10/99..........................   29,672,516
   78,000 Student Loan
             Marketing Association,
             5.05%-5.16%, 1/19/00-3/8/00 ..........................   78,000,000
                                                                    ------------
Total U.S. Government Agencies
   (amortized cost--$145,672,516)..................................  145,672,516
                                                                    ------------

Bank Notes--1.6%
   40,000 Wachovia Bank, NC,
             4.99%-5.38%, 12/28/99-2/7/00
   (amortized cost--$39,695,417) ..................................   39,695,417
                                                                    ------------
Certificates of Deposit--15.8%
   95,000 Bank of Nova Scotia,
             5.40%-6.06%, 12/6/99-1/24/00..........................   95,000,000
   60,000 Canadian Imperial Bank of
             Commerce, 5.39%-5.40%,
             12/20/99-12/27/99.....................................   60,000,000
   85,000 National Westminister Bank plc,
             5.29%-5.37%, 12/13/99-12/27/99........................   85,000,000
   95,000 Rabobank Nederland NV,
             4.92%-5.36%, 12/14/99-2/7/00..........................   95,000,767
   55,000 Societe Generale 5.45%-6.00%,
             12/29/99-3/1/00 ......................................   55,000,000
                                                                    ------------
Total Certificates of Deposit
   (amortized cost--$390,000,767)..................................  390,000,767
                                                                    ------------

Commercial Paper--71.5%
   50,000 Abbey National North America,
             5.77%, 2/7/00.........................................   49,455,056
   30,000 ABN-Amro North America Finance Inc.,
             5.41%, 12/20/99.......................................   30,000,000
   52,415 American Express Credit Corp.,
             5.23%-5.98%, 12/16/99-1/24/00.........................   52,062,849
   50,000 BankAmerica Corp., 5.80%-5.98%,
             1/5/00-2/3/00.........................................   49,618,211
   74,700 British Columbia (Province of),
             5.64%-5.70%, 2/22/00-5/15/00..........................   73,266,326
                                                                    ------------
   50,000 Canadian Wheat Board
             5.67%, 2/4/00.........................................   49,488,125
   83,050 Daimler-Chrysler North America
             Holding Corp., 5.73%-5.92%,
             2/14/00-2/28/00.......................................   81,932,598
   10,000 Deere (John) Capital Corp.,
             5.29%, 12/13/99.......................................    9,982,367
   35,000 Diageo Capital plc,
             5.87%, 1/18/00........................................   34,726,067
   60,000 Dover Corp., 5.32%-5.53%,
             12/9/99-12/16/99......................................   59,895,408
   25,000 Exxon Asset Management Co.,
             5.80%, 1/27/00 .......................................   24,770,417
   67,000 Ford Motor Credit Co.,
             5.24%-5.83%, 12/15/99-2/2/00..........................   66,548,547
   32,000 General Electric Capital Corp.,
             5.31%, 12/8/99 .......................................   31,966,960
   50,000 General Electric Capital Services
             Inc., 5.15%, 12/6/99 .................................   49,964,236
   50,000 General Motors Acceptance Corp.,
             5.75%, 2/14/00 .......................................   49,401,042
   32,200 Glaxo Wellcome plc,
             5.85%, 3/2/00.........................................   31,718,610
   50,000 Goldman Sachs Group L.P.,
             5.98%, 2/3/00.........................................   49,468,444
   95,000 Halifax plc, 5.20%-5.82%,
             12/1/99-3/30/00.......................................   94,425,750
   45,000 IBM Corp., 5.25%-5.79%,
             12/15/99-1/14/00......................................   44,782,250
   86,000 Merrill Lynch & Co. Inc.,
             5.30%-5.92%, 12/3/99-2/15/00..........................   85,302,844
   70,000 Morgan Stanley Dean Witter & Co.,
             5.95%-6.04%, 1/6/00-1/13/00...........................   69,548,400
   75,000 Norwest Financial Inc.,
             5.45%-5.75%, 12/6/99-2/28/00..........................   74,539,480
   85,000 Oesterreichische Kontrollbank AG,
             5.62%-5.92%, 1/18/00-4/25/00..........................   83,852,766
   50,000 Prudential Funding Corp.,
             5.83%, 1/10/00 .......................................   49,676,111
   60,000 Rio Tinto America Inc.,
             5.80%-5.82%, 2/16/00-2/28/00..........................   59,196,383
   60,000 Royal Bank of Canada,
             5.30%-5.39%, 12/29/99-5/4/00..........................   59,889,533
   50,000 Svenska Handelsbanken Inc.,
             5.33%, 12/21/99.......................................   49,851,944
   50,000 Swedish Export Credit Corp.,
             5.25%-5.28%, 1/18/00-1/31/00..........................   49,601,333
   80,000 Toronto-Dominion Holdings USA
             Inc., 5.29%-5.32%, 12/2/99-12/14/99...................   79,935,310
   30,000 TransAmerica Financial Corp.,
             5.34%, 12/7/99 .......................................   29,973,300

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
Commercial Paper (cont'd.)

$90,000     UBS Finance Delaware Inc.,
               5.69%, 12/1/99 ...........                         $   90,000,000
 45,000     Wachovia Bank 5.35%,
               12/21/99-12/30/99 ........                             45,000,000
                                                                  --------------
Total Commercial Paper
    (amortized cost--$1,759,840,667) ....                          1,759,840,667
                                                                  --------------
Total Investments
    (amortized cost--$2,335,209,367+) ...                  94.8%   2,335,209,367
Other assets less liabilities ...........                   5.2      128,092,791
                                                          -----   --------------
Net Assets ..............................                 100.0%  $2,463,302,158
                                                          =====   ==============

--------------------
GOVERNMENT PORTFOLIO
--------------------

U.S. Government Agencies--99.6%
Federal Home Loan Bank--19.1%
  $2,000 5.00%, 2/11/00 .......................................      $ 2,000,000
   1,500 5.18%, 12/23/99 ......................................        1,495,252
   1,386 5.40%, 12/22/99 ......................................        1,381,634
   2,000 5.47%, 2/9/00 ........................................        1,978,728
   3,500 5.53%, 2/4/00 ........................................        3,465,053
   1,500 5.53%, 3/8/00 ........................................        1,477,419
   3,350 5.57%, 12/1/99 .......................................        3,350,000
   1,000 5.61%, 4/26/00 .......................................          977,093
                                                                  --------------
Total Federal Home Loan Bank
    (amortized cost--$16,125,179) .............................       16,125,179
                                                                  --------------
Federal Home Loan Mortgage Corporation--32.7%
    1,000 5.04%, 12/8/99 ......................................          999,020
      129 5.10%, 12/10/99 .....................................          128,836
    5,170 5.14%, 12/20/99-12/30/99 ............................        5,155,019
    6,000 5.17%, 12/31/99 .....................................        5,974,150
    2,000 5.21%, 1/24/00 ......................................        1,984,370
    2,000 5.23%, 1/25/00 ......................................        1,984,020
    3,000 5.26%, 12/15/99 .....................................        2,993,863
    2,500 5.40%, 12/29/99 .....................................        2,489,500
    1,405 5.43%, 12/29/99 .....................................        1,399,066
    1,200 5.48%, 12/14/99 .....................................        1,197,625
    3,000 5.56%, 3/2/00 .......................................        2,957,373
      189 5.62%, 1/25/00 ......................................          187,377
                                                                  --------------
Total Federal Home Loan Mortgage Corporation
   (amortized cost--$27,450,219) ..............................       27,450,219
                                                                  --------------

Federal National Mortgage Association--45.4%
     5,000 5.24%, 12/13/99 ....................................        4,991,267
       160 5.26%, 12/7/99 .....................................          159,860
     7,883 5.28%, 12/2/99-12/17/99 ............................        7,874,967
     3,500 5.29%, 12/9/99 .....................................        3,495,886
     3,000 5.30%, 12/2/99 .....................................        2,999,558
     3,000 5.47%, 3/6/00 ......................................        2,956,240
     4,000 5.48%, 4/10/00-4/24/00 .............................        3,915,973
     2,735 5.52%, 5/11/00 .....................................        2,667,062
     2,000 5.53%, 2/17/00 .....................................        1,976,037
     1,500 5.59%, 1/20/00 .....................................        1,488,354
     1,700 5.60%, 1/20/00 .....................................        1,686,778
     4,000 5.64%, 5/18/00 .....................................        3,894,093
                                                                  --------------
Total Federal National Mortgage Association
  (amortized cost--$38,106,075) ...............................       38,106,075
                                                                  --------------

Student Loan Marketing Association--2.4%
    2,000 5.05%, 1/19/00
  (amortized cost--$2,000,000) ................................        2,000,000
                                                                  --------------
Total Investments
   (amortized cost--$83,681,473+) ...............          99.6%      83,681,473
Other assets less liabilities ...................           0.4          341,570
                                                          -----   --------------

Net Assets ......................................         100.0%     $84,023,043
                                                          =====   ==============

---------------------------
GENERAL MUNICIPAL PORTFOLIO
---------------------------


Alabama--1.8%
   $2,150  Phenix City Environ. Improv.
      Rev., Mead Proj., Ser. A, VRDN*
      3.80%, 6/1/28 ...........................................       $2,150,000
                                                                  --------------

Alaska--3.4%
    1,105  Anchorage Water Rev
      4.50%, 9/1/00 ...........................................        1,109,794
    3,000 Valdez Marine Term. Rev.,
      Arco Trans. Proj.,
      3.60%, 12/1/99 ..........................................        3,000,000
                                                                  --------------
                                                                       4,109,794
                                                                  --------------

November 30, 1999
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

-------------------------------------
GENERAL MUNICIPAL PORTFOLIO (cont'd.)
-------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------

Arizona--1.7%
 $1,000   Arizona Edl. Ln. Mktg. Corp.,
             ELR, Ser. A, VRDN*
             (LC; Dresdner Bank AG),
             4.00%, 12/1/20 ....................................      $1,000,000
  1,000   Maricopa Cnty PCR., VRDN*
             3.75%, 5/1/29 .....................................       1,000,000
                                                                       ---------
                                                                       2,000,000
                                                                       ---------



Colorado--2.7%

  3,300   Denver City & Cnty.,
             Colorado Airport Sys.,
             (LC; Bayerische Landesbank
             Girozentrale),
             3.70%, 2/7/00 .....................................       3,300,000
                                                                       ---------



Delaware--3.4%
    400   Delaware Cnty. IDA,
             Parcel Services,VRDN*
             3.60%, 12/1/15 ....................................         400,000
  1,000   Delaware St. EDA Rev.,
             Ser. A, VRDN*
             3.85%, 10/1/17 ....................................       1,000,000
  1,300   Delaware St. EDAR,
             Delmarva Light & Power Co. ........................
             Proj., VRDN*
             3.85%, 10/1/17 ....................................       1,300,000
  1,400   Delaware St. EDAR,
             Gas Power Proj., VRDN*
             3.85%, 10/1/29 ....................................       1,400,000
                                                                       ---------
                                                                       4,100,000
                                                                       ---------



Florida--1.7%
  1,000   Jacksonville EAR Ser. 16,
             4.00%, 10/1/00 ....................................       1,002,425
  1,000   Sarasota Water & Sewer Util.
             Rev., Ser. H-1, VRDN*
             3.75%, 10/1/00 ....................................       1,016,178
                                                                       ---------
                                                                       2,018,603
                                                                       ---------
Georgia--3.2%
 1,780    Gwinnett Cnty Sch Dist.,
             Ser. A, 5.10%, 2/1/00 .............................       1,785,490
 2,000    Georgia Muni. Elec. Auth.,
             Ser. A, (LC; Morgan Guaranty Trust),
             3.60%, 12/2/99 ....................................       2,000,000
                                                                       ---------
                                                                       3,785,490
                                                                       ---------


Hawaii--0.8%
1,000     Hawaii St. Secondary Mkt. Svcs.
             Corp., SLR, Ser. III, VRDN*
             (LC; National Westminster
             Bank plc), 3.95%, 9/1/10 ...........................      1,000,000
                                                                       ---------


Iowa--1.7%
2,000     Iowa St. Sch. Cash Antic.
             Prog., 4.00%, 6/23/00 ..............................      2,008,346
                                                                       ---------


Indiana--1.7%
1,000     Indiana Univ.,
             4.35%, 8/1/00 ......................................      1,003,218
1,000     Indianapolis PIB,
             Ser. A,
             4.00%, 1/10/00 .....................................      1,000,806
                                                                       ---------
                                                                       2,004,024
                                                                       ---------


Kentucky--7.3%
  200     Boone Cnty. PCR,
             Cincinnati Elec. & Gas Co. Proj.,
             Ser. A, VRDN*
             (LC; Union Bank of Switzerland),
             3.80%, 8/1/13 ......................................        200,000
5,000     Jefferson Cnty,
             1996 Ser. A
             3.65%, 3/6/00 ......................................      5,000,000
2,000     Kentucky HEL, Student Loan Corp.,
             SLR, Ser. E, VRDN*
             (Insd.; AMBAC),
             3.90%, 12/1/11 .....................................      2,000,000
1,600     Louisville & Jefferson Cnty,
             Worldwide Ser. A, VRDN*
             3.75%, 1/1/29 ......................................      1,600,000
                                                                       ---------
                                                                       8,800,000
                                                                       ---------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------

Maryland--2.5%
$3,000    Anne Arundel Cnty. EDR,
             Ser. B,
             3.90%, 1/24/00 ....................................      $3,000,000
                                                                      ----------


Massachusetts--0.8%
 1,000    Brookline GO,
             4.90%, 9/1/00 .....................................       1,009,282
                                                                      ----------


Michigan--1.2%
 1,400    Michigan St. Strategic,
             Dow Chem. Co. Proj., VRDN*
             3.65%, 2/1/09 .....................................       1,400,000
                                                                      ----------


Missouri--1.0%
 1,190    Missouri St. GO,
             Fourth State, Ser. A,
             6.25%, 6/1/00 .....................................       1,205,191
                                                                      ----------


Nebraska--3.1%
          Nebraska HEL Prog.,
             Student Loan, (LC; SLMA),
  2,100      Ser. A, VRDN*
             4.05%, 12/1/16 ....................................       2,100,000
  1,600      Ser. C, VRDN*
             4.05%, 8/1/18 .....................................       1,600,000
                                                                      ----------
                                                                       3,700,000
                                                                      ----------


New Jersey--1.5%
 1,750    Somerset Cnty.,
             5.10%, 9/15/00 ....................................       1,768,803
                                                                      ----------


New York--8.2%
 2,000    New York City GO,
             Ser. 5B, (Insd.; MBIA),
             3.50%, 12/6/99 ....................................       2,000,000
 1,300    New York St. JDA,
             Ser. A1-A13, VRDN*
             3.80%, 7/1/02 .....................................       1,300,000

 2,295    New York St. JDA,
             Ser. A1-A42, VRDN*
             3.80%, 3/1/05 .....................................       2,295,000
 1,500    New York St. JDA,
             Ser. B1-B21, VRDN*
             3.80%, 3/1/02-3/5/02 ..............................       1,500,000
 2,800    Triborough Bridge & Tunnel
             Auth. Rev., Ser. A,
             5.00%, 1/1/00 .....................................       2,804,800
                                                                      ----------
                                                                       9,899,800
                                                                      ----------


Oregon--4.2%
 5,000    Port of Portland Special
             Oblig. Rev.,
             Horizon Air Industries Proj. ......................
             VRDN* (LC; Bank of Montreal),
             3.80%, 6/15/27 ....................................       5,000,000
                                                                      ----------


Pennsylvania--1.7%
 2,000    Pennsylvania St. HEA, SLR,
             Ser. A, VRDN*
             (LC; SLMA),
             3.95%, 12/1/24 ....................................       2,000,000
                                                                      ----------


South Carolina--3.8%
   500    Berkeley Cnty. Exempt, IFR
             Amoco Chem. Co. Proj., VRDN*
             3.85%, 4/1/28 .....................................         500,000
 4,070    South Carolina Jobs EDA,
             St. Francis Hospital Proj., VRDN*
             3.85%, 7/1/22 .....................................       4,070,000
                                                                      ----------
                                                                       4,570,000
                                                                      ----------


Tennessee--1.9%
2,300     Hamilton Cnty. IDR,
             Seaboard Feeds Inc. Proj., VRDN*
             (LC; Bank of New York),
             4.00%, 12/1/17 ....................................       2,300,000
                                                                      ----------

November 30, 1999
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
-------------------------------------
GENERAL MUNICIPAL PORTFOLIO (cont'd.)
-------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------

Texas--22.8%
$2,000      Austin Util. Sys.,
             3.85%, 2/16/00 ...................................      $ 2,000,000
 1,000      Brazos HEA, Ser. B-1,
             VRDN* (CS; SLMA),
             3.85%, 6/1/23 ....................................        1,000,000
 5,000      City of Fort Worth GO,
             3.45%, 1/18/00 ...................................        5,000,000
 1,500      Fort Worth Water & Sewer,
             4.00%, 2/15/00 ...................................        1,501,718
 1,800      Dallas Area Rapid Transit,
             STR, Ser. B
             (LC; Westdeutsche Landesbank),
             3.20%, 1/18/00 ...................................        1,800,000
 2,000      El Paso Water & Sewer,
             Ser. A, (LC; Bank of America),
             3.55%, 2/2/00 ....................................        2,000,000
 3,400      Grapevine IDR,
             Multiple Mode, American Airlines
             Proj.,  Ser. B1, VRDN*
             (LC; Morgan Guaranty Trust),
             3.70%, 12/1/24 ...................................        3,400,000
 1,000      Gulf Coast WDA, Env.
             Facs. Rev., Amoco Oil Co. Proj.,
             VRDN* 3.85%, 1/1/26 ..............................        1,000,000
   800      Gulf Coast WDA, PCR,
             Amoco Oil Co. Proj., VRDN*
             3.60%, 10/1/17 ...................................          800,000
 1,800      Harris Cnty., PCR, VRDN*
             3.70%, 8/15/27 ...................................        1,800,000
   500      Port Arthur Navigation Dist.,
             Texaco Inc. Proj., VRDN*
             3.75%, 10/1/24 ...................................          500,000
   480      Texas HEA, Ser. B, VRDN*
             (Insd.; FGIC),
             3.85%, 12/1/25 ...................................          480,000
 5,000      Texas St., GO, Ser. A,
             4.50%, 12/31/00 ..................................        5,028,789
 1,000      Univ. of Texas,
             Sys. Rev., Ser. A,
             3.20%, 2/1/00 ....................................        1,000,000
                                                                      ----------
                                                                      27,310,507
                                                                      ----------

Utah--1.7%
 2,000      Utah St. Brd. Regents SLR,
             Ser. L, VRDN*
             (Insd.; AMBAC),
             3.95%, 11/4/25 ....................................       2,000,000
                                                                    ------------
Washington--5.8%
 3,000      King Cnty., Sewer Rev., Ser.A,
             3.65%, 12/6/99 ....................................       3,000,000
 2,500      Port Sea. GO,
             3.85%, 2/9/00 .....................................       2,500,000
 1,500      Seattle City,
             Muni. Power & Light Rev.,
             3.40%, 2/28/00 ....................................       1,500,000
                                                                    ------------
                                                                       7,000,000
                                                                    ------------

Wisconsin--2.7%
 1,500      Kenosha Univ. TRAN,
             School Dist. No. 001,
             4.15%, 10/6/00 ....................................       1,504,893
 1,763      Wisconsin St. GO,
             3.80%, 2/14/00 ....................................       1,763,000
                                                                    ------------
                                                                       3,267,893
                                                                    ------------

Wyoming--3.0%
   700      Kemmerer PCR., VRDN*
             3.60%, 11/1/14 ....................................         700,000
 1,200      Lincoln Cnty. PCR, VRDN*
             3.60%, 11/1/14 ....................................       1,200,000
 1,700      Sweetwater Cnty. PCR, VRDN*
             Idaho Power Co. Proj.,
             3.65%, 7/15/26 ....................................       1,700,000
                                                                    ------------
                                                                       3,600,000
                                                                    ------------
Total Investments
    (amortized cost--$114,307,733+).........             95.3%       114,307,733

Other assets less liabilities ..............              4.7          5,694,723
                                                       ------       ------------
Net Assets .................................            100.0%      $120,002,456
                                                       ======       ============

------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO
------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
California Municipal Bonds & Notes--89.1%
      $ 385  Alameda Cnty.,
               Var. Cap. Impts. Fing., VRDN*
               3.65%, 7/1/23 ......................                 $    385,000
      1,700  Anaheim Ctfs. Partn.,
               1993 Ref. Projs., VRDN*
               (Insd.; AMBAC),
               3.50%, 8/1/19.......................                    1,700,000
      1,800  California HFFAR,
             Var. Insd., Hospital Adventist,
               Ser. B, (Insd.; MBIA), VRDN*
               3.55%, 9/1/28.......................                    1,800,000
        800  Var. Insd. Sutter Chs.,
               Ser. B, (Insd.; MBIA), VRDN*
               3.40%, 7/1/12.......................                      800,000
      4,800  California PCFA, PCR,
               Pacific Elec. & Gas,
               Ser. C, VRDN*
               (LC; Bank of America),
               3.25%-3.95%, 2/28/08-11/1/26........                    4,800,000
      1,308  California SWDR,
               Ser. 1, 3.30%, 12/7/99..............                    1,308,000
      2,400  California St. EDFAR,
               (LC; Bank of America), VRDN*
               3.70%, 4/1/08.......................                    2,400,000
      3,000  California St. GO,
               3.20%-3.25%, 12/1/99-12/2/99........                    3,000,000
      2,400  California SCD Auth. Rev.
               Ctfs. Partn., VRDN* (Insd.; MBIA),
               3.55%, 4/1/28.......................                    2,400,000
      1,300    John Muir/Mt. Diablo Health Proj.,
               VRDN* (Insd.; AMBAC),
               3.55%, 8/15/27 .....................                    1,300,000
      2,000  California SCD Corp. Rev., ID,
               4.00%, 6/30/00 .....................                    2,009,200
        600  Chula Vista IDR,
               San Diego Elec. & Gas Co.,
               Ser. A, VRDN*
               3.50%, 3/1/23.......................                      600,000
        700  Chula Vista IDR,
               San Diego Elec. & Gas Co.,
               Ser. B, VRDN*
               4.00%, 12/1/21 .....................                      700,000

       3,000  East Bay Muni Util. Dist.,
                3.10%, 12/6/99 .....................                   3,000,000
       2,000  Kern Cnty. TRAN,
                4.00%, 6/30/00 .....................                   2,009,537
       2,000  Los Angeles Cnty. TRAN, Ser. A,
                4.00%, 6/30/99 .....................                   2,010,106
       3,000  Los Angeles Wastewater Sys.,
                3.20%-3.25%, 12/2/99............                       3,000,000
       2,000  Los Angeles Cnty. Cap. Assets,
                3.40%, 12/6/99 .....................                   2,000,000
       2,000  Metropolitan Water,
                Dist. of So. Calif., Ser. B,
                3.40%, 12/7/99 .....................                   2,000,000
       1,400  Orange Cnty. Impt. Act 1915,
                1915 Adj., VRDN*
                (Insd.; FGIC),
                3.55%, 9/2/18.......................                   1,400,000
       1,200  Orange Cnty. WD Ctfs. Partn.,
                Ser. B, VRDN*
                (LC; National Westminster Bank plc),
                3.55%, 8/15/15 .....................                   1,200,000
       2,000  San Bernardino Cnty. TRAN,
                3.75%, 9/29/00 .....................                   2,005,911
       3,000  San Diego Cty WD,
                Ser. 1
                3.40%, 12/9/99 .....................                   3,000,000
       2,800  San Diego Regional Transportation,
                Ser. A,
                3.40%, 12/8/99 .....................                   2,800,000
       1,500  San Diego Unified Port. Dist, Ser. B,
                3.50%, 1/24/00 .....................                   1,500,000
       1,100  San Diego Unified School District,
                4.25%, 9/29/00 .....................                   1,107,616
       3,000  San Francisco Bay,
                (LC; Union Bank of Switzerland),
                3.20%, 2/7/00.......................                   3,000,000
       1,000  Santa Barbara Cnty.,
                4.25%, 9/29/00 .....................                   1,006,917
         872  Santa Clara Cnty. El Camino
                Dist. Hosp. FAR,
                Lease--VY Med. Ctr. Proj.,
                Ser. A, VRDN*
                (LC; Bayerische Vereinsbank AG),
                3.65%, 8/1/15.......................                     872,000
       1,000  So. Calif. Edison Co.,
                3.60%, 2/2/00.......................                   1,000,000

November 30, 1999
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

----------------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO (cont'd.)
----------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
California Municipal Bonds & Notes (cont'd.)
      $1,100   So. Calif. Pub. Power
                Auth. Rev., Transmission Proj.,
                VRDN* (LC; Barclays Bank plc),
                3.50%, 7/1/19.......................                $  1,100,000
       2,000   University of California,
                Board of Regents, Ser. A,
                3.35%, 12/8/99 .....................                   2,000,000
                                                                   -------------
Total California Municipal Bonds & Notes
    (amortized cost--$59,214,287)...................                  59,214,287
                                                                   -------------


Tax-Exempt Commercial Paper--4.3%
Puerto Rico--4.3%
       2,839   Puerto Rico Gov't. Dev. Bank,
                3.30%, 2/7/00
    (amortized cost--$2,839,000)....................                   2,839,000
                                                                   -------------

Total Investments
    (amortized cost--$62,053,287+)................       93.4%        62,053,287

Other assets less liabilities ....................        6.6          4,415,691
                                                        -----      -------------

Net Assets .......................................      100.0%       $66,468,978
                                                        =====      =============

-------------------------------
NEW YORK MUNICIPAL PORTFOLIO
-------------------------------

 New York Municipal Bonds & Notes--90.4%
      $1,000   Broome Cnty., BAN,
                3.50%, 4/5/00.......................                  $1,001,536
      1,800    City of New York GO,
                Sub. Ser. H3,
                3.70%, 2/14/00 .....................                   1,800,000
      2,100    Long Island Power Auth.,
                Elec. Sys. Rev.,
                Ser. 3, (LC; Westdeutsche
                Landesbank),
                3.55%, 2/7/00 ......................                   2,100,000
      3,000     MTA Transit Fac. TRAN,
                Special Obligation,
                Ser. CP1-Sub. Ser. B,
                (LC; ABN-Amro Bank NV),
                3.50%-3.60%, 1/8/00-2/7/00 .........                   3,000,000
      1,500    Municipal Assistance Corp.,
                5.50%, 1/7/00 ......................                   1,517,861
      1,100    Nassau Cnty. IDA,
                Civic Fac. Rev.,
                Van Winthrop Univ. Hospital, VRDN*
                3.75%, 3/1/28.......................                   1,100,000
      1,000    New York City,
                Ser. H, VRDN*
                7.875%, 8/1/00 .....................                   1,027,789
      2,500    New York City,
                Water Fin. Ser. 5B
                3.50%, 12/9/99 .....................                   2,500,000
               New York City Trust CRR,
      1,700     Museum of Broadcasting Proj.,
                VRDN* (LC; Kredietbank NV),
                3.70%, 5/1/14.......................                   1,700,000
      2,900     Museum of Modern Art Proj.,
                Ser. 1, (Insd.; AMBAC),
                3.70%-5.00%, 1/1/00-12/1/15 ........                   2,901,713
      1,400    New York St. DAR,
                Memorial Sloan-Kettering Cancer
                Center Proj., VRDN*
                (LC; Chase Manhattan Bank),
                3.70%, 7/1/19.......................                   1,400,000
      1,200     Ser. 1996, (LC; Morgan Guaranty
                Trust),
                3.70%, 7/1/19.......................                   1,200,000
      2,075     St. Univ. Edl.--Ser. B
                7.25%, 5/15/00 .....................                   2,075,375

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
New York Municipal Bonds & Notes (cont'd.)
      $1,600  Oxford Univ. Press Inc.,
               VRDN* (LC; Landesbank Hessen),
               3.85%, 7/1/25.......................                   $1,600,000
       2,000  New York St. ERDA, Gas Fac. Rev.,
               Brooklyn Union Gas Proj.,
               Ser. A2, VRDN* (Insd.; MBIA),
               3.80%, 12/1/20 .....................                    2,000,000
              New York St. ERDA, PCR,
       1,700   Niagara Mohawk Power Co. Proj.,
               VRDN* (LC; Morgan Guaranty Trust),
               4.00%, 7/1/15.......................                    1,700,000
       1,300   Rochester Elec. & Gas Co. Proj.,
               Ser. A, VRDN*
               (Insd.; MBIA),
               3.85%, 8/1/23.......................                    1,300,000
       1,400  New York St., HFFAR
               Normandie Ct. I Proj, VRDN*
               3.70%, 5/15/15 .....................                    1,400,000
       1,000  New York St. GO, Ser. U,
               3.50%, 1/25/00 .....................                    1,000,000
       1,200  New York St. JDA, VRDN*
               New York St. GO, Ser. U,
               3.60%, 2/10/00 .....................                    1,200,000
       2,240  New York St. JDA, VRDN*
               Ser. A1-A13, Ser. B1-B8,
               3.80%, 3/1/02.......................                    2,240,000
       2,050  New York St. LGAC,
               Ser. E, VRDN*
               (LC; Canadian Imperial Bank of
               Commerce),
               3.70%, 4/1/25.......................                    2,050,000
         700  New York St. MCF,
               Ser. A, VRDN*
               3.80%, 11/1/08 .....................                      700,000
       2,500  New York St. PAR,
               (LC; Commerzbank),
               3.50%, 12/6/99 .....................                    2,500,000

       2,500  New York St. Env. GO,
                Ser. 1997A,
                3.60%, 1/19/00 .....................                   2,500,000
       1,900  Port Auth. of New York &
                New Jersey, VRDN*
                3.65%, 8/1/24.......................                   1,900,000
       1,000  St. Lawrence Cnty. IDA, EIR,
                Reynolds Metals Co. Proj., VRDN*
                (LC; Royal Bank of Canada),
                3.85%, 5/1/25.......................                   1,000,000
       2,004  Smithtown Central Sch. Dist.
                3.80%, 6/26/00 .....................                   2,004,380
       1,100  Syracuse IDA,
                Syracuse Univ. Proj.,
                3.75%, 3/1/23.......................                   1,100,000
        450   Wallkill IDA, PCR,
                Reynolds Metals Co. Proj.,
                VRDN* (LC; Dresdner Bank AG),
                3.90%, 5/1/25.......................                     450,000
                                                                     -----------

Total New York Municipal Bonds & Notes
    (amortized cost--$49,968,654)...................                  49,968,654
                                                                     -----------


Tax-Exempt Commercial Paper--1.8%
Puerto Rico--1.8%
       1,000  Puerto Rico Gov't. Dev. Bank,
                3.50%, 4/5/00
    (amortized cost $1,000,000).....................                   1,000,000
                                                                     -----------

Total Investments
    (amortized cost--$50,968,654+)..................     92.2%        50,968,654

Other assets less liabilities ......................      7.8          4,311,958
                                                        -----        -----------

Net Assets .........................................    100.0%       $55,280,612
                                                        =====        ===========

--------------------------------------------------------------------------------
+  Federal income tax basis is the same as financial reporting purposes.
* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change.

November 30, 1999
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (concluded)
--------------------------------------------------------------------------------

Abbreviations:
AMBAC            American Mortgage Bond Assurance Corporation       IFR      Industrial Facilities Revenue
BAN              Bond Anticipation Notes                            JDA      Job Development Authority
CRR              Cultural Resources Revenue                         LC       Letter of Credit
CS               Credit Support                                     LGAC     Local Government Assistance Corp.
DAR              Dormitory Authority Revenue                        MBIA     Municipal Bond Investors Assurance
EAR              Electric Authority Revenue                         MCF      Medical Care Facility
EDA              Economic Development Authority                     MTA      Metropolitan Transportation Authority
EDFAR            Economic Development Financing Authority           PAR      Power Authority Revenue
                 Revenue                                            PCFA     Pollution Control Financing Authority
EDR              Economic Development Revenue                       PCR      Pollution Control Revenue
EIR              Environment Improvement Revenue                    PIB      Public Improvement Board
ELR              Educational Loan Revenue                           SCD      Statewide Communities Development
ERDA             Energy Research & Development Authority            SLMA     Student Loan Marketing Association
FAR              Finance Authority Revenue                          SLR      Student Loan Revenue
FGIC             Financial Guaranty Insurance Corporation           STR      Sales Tax Revenue
GO               General Obligation                                 SWDR     Solid Waste Disposal Revenue
HEA              Higher Education Authority                         TAN      Tax Anticipation Notes
HEL              Higher Education Loan                              TRAN     Tax Revenue Anticipation Notes
HFFAR            Health Facilities Financing Authority Revenue      WD       Water District
IDA              Industrial Development Agency                      WDA      Waste Disposal Authority
IDR              Industrial Development Revenue



See accompanying notes to financial statements.

                     This page was intentionally left blank.

November 30, 1999
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                    General         California         New York
                                                 Primary         Government        Municipal         Municipal        Municipal
                                                 Portfolio        Portfolio        Portfolio         Portfolio        Portfolio
                                               --------------   --------------   --------------    --------------   --------------
Assets:
 Investments, at value
  (amortized cost --
  $2,335,209,367, $83,681,473,
  $114,307,733, $62,053,287 and
  $50,968,654, respectively) ...............   $2,335,209,367   $   83,681,473   $  114,307,733    $   62,053,287   $   50,968,654
 Cash ......................................          232,241          170,812           23,729           148,099          228,727
 Receivable for investments sold/called ....             --               --          2,880,000         1,200,000        2,800,000
 Receivable for capital stock sold .........      120,413,663          168,996        2,204,488         2,791,710        1,058,658
 Interest receivable .......................       12,363,279          167,811          802,890           363,477          309,746
 Prepaid expenses and other assets .........           46,034           10,151            8,491               737              775
                                               --------------   --------------   --------------    --------------   --------------
 Total Assets ..............................    2,468,264,584       84,199,243      120,227,331        66,557,310       55,366,560
                                               --------------   --------------   --------------    --------------   --------------

Liabilities:
 Payable for capital stock redeemed ........            4,142             --             51,933              --               --
 Investment advisory fee payable ...........           52,449            2,272            3,169             1,739            1,474
 Distribution fee payable ..................           32,096            1,139            1,609               870              727
 Dividend payable ..........................        3,742,468          123,852          107,631            52,070           46,514
 Other payables and accrued
  expenses .................................        1,131,271           48,937           60,533            33,653           37,233
                                               --------------   --------------   --------------    --------------   --------------
 Total Liabilities .........................        4,962,426          176,200          224,875            88,332           85,948
                                               --------------   --------------   --------------    --------------   --------------
 Net Assets ................................   $2,463,302,158   $   84,023,043   $  120,002,456    $   66,468,978   $   55,280,612
                                               ==============   ==============   ==============    ==============   ==============

Composition of Net Assets:
 Par value ($.0001 per share,
  10 billion shares
  authorized for each portfolio) ...........   $      246,334   $        8,404   $       12,009    $        6,650   $        5,531
 Paid-in-capital in excess of par ..........    2,463,053,113       84,013,895      120,035,432        66,493,045       55,299,676
 Accumulated net realized gain
  (loss) on investments ....................            2,711              744          (44,985)          (30,717)         (24,595)
                                               --------------   --------------   --------------    --------------   --------------
 Net Assets ................................   $2,463,302,158   $   84,023,043   $  120,002,456    $   66,468,978   $   55,280,612
                                               ==============   ==============   ==============    ==============   ==============

 Shares outstanding ........................    2,463,338,617       84,044,491      120,089,945        66,500,420       55,305,207
                                               --------------   --------------   --------------    --------------   --------------
 Net asset value per share .................   $         1.00   $         1.00   $         1.00    $         1.00   $         1.00
                                               ==============   ==============   ==============    ==============   ==============



See accompanying notes to financial statements.

Year ended November 30, 1999

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------


                                                                                       General        California      New York
                                                     Primary        Government        Municipal        Municipal      Municipal
                                                    Portfolio        Portfolio        Portfolio        Portfolio      Portfolio
                                                  -------------    -------------    -------------    -------------  -------------
Investment Income:
 Interest .....................................   $ 124,298,680    $   4,842,820    $   4,274,943    $   1,975,153  $   2,122,890
                                                  -------------    -------------    -------------    -------------  -------------
Operating Expenses:
 Investment advisory fees .....................       9,867,390          478,975          653,803          335,555        344,235
 Distribution fees ............................       6,042,119          239,980          335,446          167,778        172,391
 Transfer agent fees ..........................       1,733,273           45,536           65,352           20,154         51,965
 Administrative services fees .................       1,198,105           46,245           66,125           33,460         32,475
 Shareholder servicing fees ...................         372,204           15,762           22,295            9,984         13,607
 Directors' fees and expenses .................         196,145            8,267           11,595            5,379          6,055
 Reports to shareholders ......................         159,870            3,426            5,160            1,709          1,719
 Custodian fees ...............................         157,657           35,118           40,181           14,874         18,427
 Audit and tax service fees ...................          45,410           22,659           21,186           18,618         19,550
 Registration fees ............................          22,706           13,703           15,449            1,031          1,490
 Legal fees ...................................          11,543              927            1,335              320            379
 Miscellaneous ................................         100,307            7,222            9,731            5,878          5,996
                                                  -------------    -------------    -------------    -------------  -------------
   Total operating expenses ...................      19,906,729          917,820        1,247,658          614,740        668,289
   Less: expense offset .......................          (4,182)          (1,262)          (2,002)          (2,477)        (3,199)
                                                  -------------    -------------    -------------    -------------  -------------
     Net operating expenses ...................      19,902,547          916,558        1,245,656          612,263        665,090
                                                  -------------    -------------    -------------    -------------  -------------
Net investment income .........................     104,396,133        3,926,262        3,029,287        1,362,890      1,457,800
Net realized gain on investments ..............           3,367              484            6,476                5           --
                                                  -------------    -------------    -------------    -------------  -------------
Net increase in net assets
 resulting from operations ....................   $ 104,399,500    $   3,926,746    $   3,035,763    $   1,362,895  $   1,457,800
                                                  =============    =============    =============    =============  =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Primary Portfolio                       Government Portfolio
                                                       ------------------------------------    ------------------------------------
                                                             Year ended November 30,                   Year ended November 30,
                                                       ------------------------------------    ------------------------------------
                                                             1999                1998                1999                1998
                                                       ----------------    ----------------    ----------------    ----------------
Operations:
 Net investment income .............................   $    104,396,133    $    107,471,188    $      3,926,262    $      4,285,012
 Net realized gain (loss)
   on investments ..................................              3,367                 449                 484                 523
                                                       ----------------    ----------------    ----------------    ----------------
 Net increase in net assets
   resulting from operations .......................        104,399,500         107,471,637           3,926,746           4,285,535
                                                       ----------------    ----------------    ----------------    ----------------

Dividends to Shareholders from:
 Net investment income .............................       (104,396,133)       (107,471,188)         (3,926,262)         (4,285,012)


Capital Stock Transactions
 (at $1.00 per share):
 Net proceeds from sales ...........................     16,680,730,656      14,416,847,565         389,179,482         642,903,095
 Reinvestment of dividends .........................        103,977,710         107,839,942           3,933,944           4,257,414
 Cost of shares redeemed ...........................    (16,893,848,229)    (14,117,821,757)       (421,236,776)       (634,993,342)
                                                       ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in
    net assets from capital stock
    transactions ...................................       (109,139,863)        405,865,750         (28,123,350)         12,167,167
                                                       ----------------    ----------------    ----------------    ----------------
 Total increase (decrease) in
   net assets ......................................       (109,136,496)        405,866,199         (28,122,866)         12,167,690
                                                       ----------------    ----------------    ----------------    ----------------
Net Assets:
 Beginning of year .................................      2,572,438,654       2,166,572,455         112,145,909          99,978,219
                                                       ----------------    ----------------    ----------------    ----------------

 End of year .......................................   $  2,463,302,158    $  2,572,438,654    $     84,023,043    $    112,145,909
                                                       ================    ================    ================    ================


See accompanying notes to financial statements.

                General Municipal Portfolio             California Municipal Portfolio              New York Municipal Portfolio
           ------------------------------------      ------------------------------------      ------------------------------------
                 Year ended November 30,                    Year ended November 30,                    Year ended November 30,
           ------------------------------------      ------------------------------------      ------------------------------------
                1999                  1998                1999                1998                  1999                  1998
           ---------------      ---------------      ---------------      ---------------      ---------------      ---------------
           $     3,029,287      $     4,240,610      $     1,362,890      $     1,515,431      $     1,457,800      $     1,876,324

                     6,476                 (709)                   5                 --                   --                   --
           ---------------      ---------------      ---------------      ---------------      ---------------      ---------------

                 3,035,763            4,239,901            1,362,895            1,515,431            1,457,800            1,876,324
           ---------------      ---------------      ---------------      ---------------      ---------------      ---------------

                (3,029,287)          (4,240,610)          (1,362,890)          (1,515,431)          (1,457,800)          (1,876,324)
           ---------------      ---------------      ---------------      ---------------      ---------------      ---------------



               861,154,301        1,032,098,542          416,303,954          429,969,028          403,092,986          500,835,718
                 3,040,600            4,223,116            1,355,458            1,513,776            1,433,608            1,879,639
              (916,014,947)      (1,001,476,568)        (421,583,010)        (416,803,566)        (433,394,287)        (491,805,768)
           ---------------      ---------------      ---------------      ---------------      ---------------      ---------------

               (51,820,046)          34,845,090           (3,923,598)          14,679,238          (28,867,693)          10,909,589
           ---------------      ---------------      ---------------      ---------------      ---------------      ---------------

               (51,813,570)          34,844,381           (3,923,593)          14,679,238          (28,867,693)          10,909,589


               171,816,026          136,971,645           70,392,571           55,713,333           84,148,305           73,238,716
           ---------------      ---------------      ---------------      ---------------      ---------------      ---------------
           $   120,002,456      $   171,816,026      $    66,468,978      $    70,392,571      $    55,280,612      $    84,148,305
           ===============      ===============      ===============      ===============      ===============      ===============

November 30, 1999
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

OCC Cash Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund has five portfolios: the Primary Portfolio ("Primary"), the Government Portfolio ("Government"), the General Municipal Portfolio ("General"), the California Municipal Portfolio ("California") and the New York Municipal Portfolio ("New York"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. OpCap Advisors (the "Investment Adviser") and OCC Distributors (the "Distributor"), both subsidiaries of Oppenheimer Capital, an indirect wholly-owned subsidiary of PIMCO Advisors L.P., serve as each Portfolio's investment adviser and distributor, respectively.

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

       (a) Valuation of Investments

Each Portfolio values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security.

       (b) Federal Income Taxes

Each Portfolio intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes substantially all of its taxable and non-taxable income to its shareholders; accordingly, no federal income tax provision is required.

       (c) Securities Transactions and Other Income

Securities transactions are accounted for on the trade date. Cost of securities sold is determined on the basis of identified cost. Interest income is accrued as earned. Premiums are amortized and discounts are accreted to interest income over the lives of the respective securities.

       (d) Dividends and Distributions

Dividends from net investment income are declared daily and paid monthly by each Portfolio. Distributions of net realized capital gains, if any, are declared and paid at least annually.

During the year ended November 30, 1999, California reclassified $725 from accumulated net realized loss on investments to paid-in-capital in excess of par relating to the expiration of capital loss carryforwards from prior periods.

       (e) Repurchase Agreements

Each Portfolio may enter into repurchase agreements as part of its investment program. The Portfolios' custodian takes possession of the collateral pledged by the counterparty. The collateral is marked-to-market daily to ensure that the value, plus accrued interest, is at least equal to the repurchase price. In the event of default of the obligor to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

       (f) Expense Allocation

Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all applicable Portfolios or on another reasonable basis.

       (g) Expense Offset

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

       (h) Directors' Retirement Plan

The Fund's Directors have adopted a Retirement Plan (the "Plan") effective December 1, 1998. The Plan provides for payments upon retirement to independent directors based upon the average annual compensation paid to them during their five highest paid years of service. An independent director must serve for a minimum of seven years (or such lesser period as may be approved by the board) to become eligible to receive benefits. For the year ended November 30, 1999, the Primary, Government, General, California and New York portfolios accrued $84,589, $3,573, $5,000, $2,319 and $2,614, respectively in connection with the
Plan.

2.  Investment Advisory and Distribution Fees

(a) Under the Investment Advisory Agreement, each Portfolio pays the Investment Adviser a monthly investment advisory fee at the annual rate of 0.50% on the first $100 million of average daily net assets, 0.45% on the next $200 million of average daily net assets, and 0.40% on average daily net assets in excess of $300 million. The Investment Adviser is contractually obligated to waive its fees and/or reimburse operating expenses to the extent total operating expenses of a Portfolio exceeds 1.00% of its average daily net assets (net of any expense offset) for any fiscal year.

(b) Under the Distribution Assistance Plan, each Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.25% of its average daily net assets and the Investment Adviser uses such amounts in their entirety for (i) payments to broker-dealers, banks and other financial intermediaries for their distribution assistance provided to the Portfolios and (ii) otherwise promoting the sale of shares of the Fund.

3.  Financial Instruments and Associated Risks

Each Portfolio invests in issues with a remaining maturity of thirteen months or less and are rated high quality by a nationally recognized statistical rating organization or, if not rated, are judged by the Investment Adviser to be of comparable quality. Primary maintains portfolio diversification to reduce investment risk by not investing more than 25% of its total assets in securities of issuers conducting their principal business activities in any one industry, except that under normal circumstances at least 25% of its total assets will be invested in bank obligations. At November 30, 1999, major industry concentrations were: Banking--38.7%, Finance--13.6%, Diversified--9.6%, Brokerage--8.4% and Sovereign--8.1%. Government's portfolio is concentrated in issues of, or guaranteed by, the U.S. Government and/or its agencies and is diversified with respect to its investments in repurchase agreements. General maintains a diversified portfolio of short-term obligations issued by states, territories and possessions of the United States and by the District of Columbia and by their political subdivisions and duly constituted authorities. California and New York maintain portfolios of short-term obligations issued by the States of California and New York, respectively, and their political subdivisions. Effective July 1, 1998, and in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, single state funds were required to be diversified with respect to 75% of their total assets. Accordingly, California and New York maintain diversified portfolios with respect to 75% of their total assets. An issuers' ability to meet their obligations may be affected by economic and political developments in a specific state, region or industry. Certain short-term debt obligations held by the Portfolios may be entitled to the benefit of standby letters of credit or other guarantees of banks or other financial institutions.

4.  Capital Loss Carryforwards

At November 30, 1999, accumulated net realized capital loss carryforwards available as a reduction against future net realized capital gains for federal income tax purposes were: General--$44,985 of which $8,627 will expire in 2000, $299 will expire in 2001, $33,497 will expire in 2003, $1,853 will expire in 2005 and $709 will expire in 2006; California--$30,717 of which $5,856 will expire in 2000, $1,137 will expire in 2001, $13,827 will expire 2003, $9,304 will expire in 2004 and $593 will expire in 2005. New York--$24,595 of which $3,198 will expire in 2000, $934 will expire in 2001, $19,669 will expire in 2003, and $794 will expire in 2005. To the extent that these capital loss carryforwards are used to offset future net realized capital gains, the gains offset will not be distributed to shareholders. California had $725 of capital loss carryforwards expire on November 30, 1999. Such amount has been reclassified to paid-in-capital in excess of par to reflect California's federal tax basis of available accumulated capital loss carryforwards. During the year ended November 30, 1999, Primary, General and California utilized $656, $6,476 and $5, respectively, of capital loss carryforwards.

5.  Acquisition of Investment Adviser

On October 31, 1999, PIMCO Advisors Holdings L.P. ("PAH"), its operating subsidiary, PIMCO Advisors L.P. ("PIMCO Advisors"), the parent company of Oppenheimer Capital, and Allianz AG ("Allianz") announced that they have reached a definitive agreement for Allianz, a German insurance company, to acquire majority ownership of PIMCO Advisors, including all of the interests held by PAH (the "Allianz Transaction"). For the Fund, the change of control as a result of the consummation of the Allianz Transaction (expected to close by the end of the first quarter of 2000) will result in the automatic termination of the current investment advisory agreement with OpCap Advisors. The Board of Directors has approved new agreements with OpCap Advisors to become effective upon consummation of the Allianz Transaction. The new agreements will be submitted for approval by the stockholders of the Fund.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)
--------------------------------------------------------------------------------

                                                                     INCOME FROM
                                                                INVESTMENT OPERATIONS
                                                  ---------------------------------------------
                                                                                                    Dividends to
                                     Net Asset                      Net                Total        Shareholders
                                      Value,        Net           Realized          Income from      From Net
                                     Beginning    Investment     Gain (Loss)        Investment      Investment
                                     of Year       Income       on Investments      Operations       Income
Primary Portfolio
 Year ended November 30, 1999        $1.00         $0.04          $ 0.00             $0.04           $(0.04)
            November 30, 1998         1.00          0.05            0.00              0.05            (0.05)
            November 30, 1997         1.00          0.05           (0.00)             0.05            (0.05)
            November 30, 1996         1.00          0.05           (0.00)             0.05            (0.05)
            November 30, 1995         1.00          0.05            0.00              0.05            (0.05)


Government Portfolio
 Year ended November 30, 1999        $1.00         $0.04          $ 0.00             $0.04           $(0.04)
            November 30, 1998         1.00          0.05            0.00              0.05            (0.05)
            November 30, 1997         1.00          0.05           (0.00)             0.05            (0.05)
            November 30, 1996         1.00          0.04           (0.00)             0.04            (0.04)
            November 30, 1995         1.00          0.05            0.00              0.05            (0.05)


                                                                                              RATIOS TO
                                                                                               AVERAGE
                                                                                              NET ASSETS
                                                                                     --------------------------
                                      Net Asset                      Net Assets,
                                       Value,                          End of          Net             Net
                                       End of          Total            Year         Operating       Investment
                                        Year          Return*        (millions)      Expenses (2)     Income
Primary Portfolio
 Year ended November 30, 1999         $1.00           4.41%          $2,463.3         0.82%           4.32%
            November 30, 1998          1.00           4.90%           2,572.4         0.83%           4.78%
            November 30, 1997          1.00           4.85%           2,166.6         0.85%           4.75%
            November 30, 1996          1.00           4.69%           1,712.6         0.91%           4.60%
            November 30, 1995          1.00           5.19%           1,671.1         0.94%           5.07%


Government Portfolio
  Year ended November 30, 1999        $1.00           4.17%          $   84.0         0.95%           4.09%
             November 30, 1998         1.00           4.63%             112.1         0.98%(1)        4.53%(1)
             November 30, 1997         1.00           4.60%             100.0         0.98%(1)        4.51%(1)
             November 30, 1996         1.00           4.51%             101.1         1.00%(1)        4.41%(1)
             November 30, 1995         1.00           5.02%             108.6         1.00%(1)        4.91%(1)

---------------------------------

(1) During the fiscal years noted above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 0.99% and 4.52%, respectively, for the year ended November 30, 1998, 0.99% and 4.50%, for the year ended November 30, 1997, 1.00% and 4.41%, respectively, for the year ended November 30, 1996, and 1.02% and 4.89%, respectively, for the year ended November 30, 1995.

(2) Inclusive of expenses offset by earnings credits (See Note 1g in Notes to Financial Statements).

* Assumes reinvestment of all dividends and distributions.


                                                                                 INCOME FROM
                                                                            INVESTMENT OPERATIONS
                                                             ---------------------------------------------------

                                          Net Asset                                Net                  Total
                                           Value,              Net              Realized             Income from
                                         Beginning           Investment        Gain (Loss)           Investment
                                          of Year             Income          on Investments         Operations

General Municipal Portfolio
 Year ended November 30, 1999           $   1.00            $   0.02            $  (0.00)            $   0.02
    November 30, 1998                       1.00                0.03               (0.00)                0.03
    November 30, 1997                       1.00                0.03                0.00                 0.03
    November 30, 1996                       1.00                0.03                0.00                 0.03
    November 30, 1995                       1.00                0.03               (0.00)                0.03


California Municipal Portfolio
 Year ended November 30, 1999           $   1.00            $   0.02                  --             $   0.02
    November 30, 1998                       1.00                0.02                  --                 0.02
    November 30, 1997                       1.00                0.03            $  (0.00)                0.03
    November 30, 1996                       1.00                0.02                  --                 0.02
    November 30, 1995                       1.00                0.03               (0.01)                0.02


New York Municipal Portfolio
 Year ended November 30, 1999           $   1.00            $   0.02            $   0.00             $   0.02
    November 30, 1998                       1.00                0.03                  --                 0.03
    November 30, 1997                       1.00                0.03               (0.00)                0.03
    November 30, 1996                       1.00                0.03                  --                 0.03
    November 30, 1995                       1.00                0.03                0.00                 0.03

                                       Dividends to
                                       Shareholders        Capital                Net Asset                             Net Assets,
                                         from Net        Contribution              Value,                                 End of
                                        Investment       by Investment             End of              Total               Year
                                          Income            Adviser                 Year               Return*          (millions)
General Municipal Portfolio
 Year ended November 30, 1999           $  (0.02)               --               $   1.00               2.29%            $  120.0
    November 30, 1998                      (0.03)               --                   1.00               2.66%               171.8
    November 30, 1997                      (0.03)               --                   1.00               2.74%               137.0
    November 30, 1996                      (0.03)               --                   1.00               2.56%               122.3
    November 30, 1995                      (0.03)               --                   1.00               3.11%               116.0


California Municipal Portfolio
 Year ended November 30, 1999           $  (0.02)               --               $   1.00               2.06%            $   66.5
    November 30, 1998                      (0.02)               --                   1.00               2.39%                70.4
    November 30, 1997                      (0.03)               --                   1.00               2.68%                55.7
    November 30, 1996                      (0.02)               --                   1.00               2.42%                53.4
    November 30, 1995                      (0.03)            $0.01                   1.00               3.10%                75.9


New York Municipal Portfolio
 Year ended November 30, 1999           $  (0.02)               --               $   1.00               2.16%            $   55.3
    November 30, 1998                      (0.03)               --                   1.00               2.50%                84.1
    November 30, 1997                      (0.03)               --                   1.00               2.66%                73.2
    November 30, 1996                      (0.03)               --                   1.00               2.50%                60.0
    November 30, 1995                      (0.03)               --                   1.00               3.07%                52.3



                                                      RATIOS TO
                                                       AVERAGE
                                                      NET ASSETS
                                        -----------------------------------
                                            Net                    Net
                                         Operating              Investment
                                        Expenses (4)              Income

General Municipal Portfolio
 Year ended November 30, 1999              0.93%                  2.26%
    November 30, 1998                      0.92%                  2.62%
    November 30, 1997                      0.96%(1)               2.70%(1)
    November 30, 1996                      0.99%(1)               2.53%(1)
    November 30, 1995                      0.93%(1)               3.07%(1)


California Municipal Portfolio
 Year ended November 30, 1999              0.91%                  2.03%
    November 30, 1998                      0.95%                  2.36%
    November 30, 1997                      0.90%(2)               2.64%(2)
    November 30, 1996                      0.85%(2)               2.42%(2)
    November 30, 1995                      0.82%(2)               3.05%(2)


New York Municipal Portfolio
 Year ended November 30, 1999              0.96%                  2.11%
    November 30, 1998                      0.98%                  2.46%
    November 30, 1997                      0.98%(3)               2.63%(3)
    November 30, 1996                      0.97%(3)               2.45%(3)
    November 30, 1995                      0.79%(3)               3.02%(3)


---------------------------------

(1) During the fiscal years noted above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 0.96% and 2.70%, respectively, for the year ended November 30, 1997, 0.99% and 2.53%, respectively, for the year ended November 30, 1996, and 1.02% and 2.98%, respectively, for the year ended November 30, 1995.

(2) During the fiscal years noted above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 0.96% and 2.58%, respectively, for the year ended November 30, 1997, 0.97% and 2.30%, respectively, for the year ended November 30, 1996, and 0.95% and 2.92%, respectively, for the year ended November 30, 1995.

(3) During the fiscal years noted above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 0.99% and 2.62%, respectively, for the year ended November 30, 1997, 0.98% and 2.44%, respectively, for the year ended November 30, 1996, and 1.00% and 2.81%, respectively, for the year ended November 30, 1995.

(4) Inclusive of expenses offset by earnings credits (See Note 1g in Notes to Financial Statements).

* Assumes reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of OCC Cash Reserves, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Primary Portfolio, Government Portfolio, General Municipal Portfolio, California Municipal Portfolio and New York Municipal Portfolio (constituting OCC Cash Reserves, hereafter referred to as the "Fund") at November 30, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.





PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
January 10, 2000

--------------------------------------------------------------------------------

[LOGO OF CASH RESERVES]                      [LOGO OF CASH RESERVES]

--------------------------------------------------------------------------------

Directors and Officers
Joseph M. LaMotta                           Director, President
Paul Y. Clinton                             Director
Thomas W. Courtney                          Director                           . Primary Portfolio
Lacy B. Herrmann                            Director                           . Government Portfolio
George Loft                                 Director                           . General Municipal Portfolio
Everett Alcenat                             Vice President                     . California Municipal Portfolio
John C. Giusio, Jr.                         Vice President                     . New York Municipal Portfolio
Matthew Greenwald                           Vice President
Benjamin Gutstein                           Vice President
William McDaniel                            Vice President
Lawrence K. Becker                          Treasurer
Elliot M. Weiss                             Secretary
Brian S. Shlissel                           Assistant Treasurer
Maria Camacho                               Assistant Secretary

Investment Adviser                                                             Annual Report
OpCap Advisors
1345 Avenue of the Americas                                                    November 30, 1999
New York, NY 10105

Distributor
OCC Distributors
1345 Avenue of the Americas
New York, NY 10105

Custodian, Transfer and
Shareholder Servicing Agent
State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266


Table of Contents
President's Letter ....................        1
Investment Review .....................        2
Schedules of Investments ..............        4
Statements of Assets and Liabilities ..       14
Statements of Operations ..............       15
Statements of Changes in Net Assets ...       16
Notes to Financial Statements .........       18
Financial Highlights ..................       20
Report of Independent Accountants .....       22            Managed by
                                                            OpCap Advisors


This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.
--------------------------------------------------------------------------------